UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment []; Amendment Number:
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence A. Sarbit
Title:		Chief Investment Officer
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Lawrence A. Sarbit 		Winnipeg, Manitoba  Canada   November 12, 2010
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	15
Form 13F Information Table Value Total: $105,468

					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
9/30/2010

DUFF & PHELPS CORP		  NEW CL A COM	   26433B10A  5,193    374,352   SHS  0SOLE  NONE   374,352
INCREDIMAIL LTD.                  COM              M5364E10F  2,925    475,000   SHS  0SOLE  NONE   475,000
FOOT LOCKER INC             	  COM		   34484910A  8,753    585,000   SHS  0SOLE  NONE   585,000
PHILIP MORRIS INTL INC            COM              718172109  8,292    143,735   SHS  0SOLE  NONE   143,735
STAMPS COM INC                    COM NEW          852857200  7,778    581,030   SHS  0SOLE  NONE   581,030
ITURAN LOCATION AND CONTROL       SHS              M6158M104  6,284    423,769   SHS  0SOLE  NONE   423,769
SUNCOR ENERGY INC                 COM              86722410J  7,069    211,000   SHS  0SOLE  NONE   211,000
ICONIX BRAND GROUP		  COM	   	   451055107  13,913   772,000	 SHS  0SOLE  NONE   772,000
VERIZON COMM			  COM		   92343V104  12,730   379,300   SHS  0SOLE  NONE   379,300
REGIS CORP		  	  COM 		   75893210A  9,850    500,000   SHS  0SOLE  NONE   500,000
PRESTIGE BRANDS HOLDINGS	  COM	   	   74112D10A  8,504    835,000	 SHS  0SOLE  NONE   835,000
UNIVERSAL ELECTRONICS INC	  COM   	   913483310  3,867    180,111	 SHS  0SOLE  NONE   180,111
SARA LEE CORP			  COM	   	   803111103  5,345    386,500	 SHS  0SOLE  NONE   386,500
DOVER MOTORSPORTS INC.		  COM		   260174107  631      338,687   SHS  0SOLE  NONE   338,687
VODAPHONE GROUP PLC		  SPONS ADR NEW	   92857W20A  4,334    170,000   SHS  0SOLE  NONE   170,000